Warrants - Summary of Warrants (Detail) - SGD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Warrants [Abstract]
No. of warrants	112,000	112,000	112,000
Warrants, Amount	$ 5,742	$ 5,742	$ 5,742